--------------------------------------------------------------------------------
 A CLASS SHARES ~ C CLASS SHARES              |               OCTOBER 23, 2003
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                        PROSPECTUS DATED SEPTEMBER 29, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================
The tables in the section entitled "A Class Shares - General - Sales Charges Front-End Sales Charge" on pages 40 and 41 of the prospectus are restated in their entirety as follows:

FOR EQUITY FUNDS:

----------------------------------------------------------------------------------------------------------------
                                              SALES CHARGE            SALES CHARGE AS          BROKER-DEALER
                                             DEDUCTED AS A %            A % OF YOUR          COMMISSIONS AS A %
YOUR INVESTMENT                               OFFERING PRICE           NET INVESTMENT        OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------
Less than $50,000                                 5.75%                    6.10%                    5.00%
$50,000  - $99,999                                4.75%                    4.99%                    4.00%
$100,000 - $249,999                               4.00%                    4.17%                    3.25%
$250,000 - $499,999                               3.00%                    3.09%                    2.25%
$500,000 - $999,999                               2.00%                    2.04%                    1.50%
$1 million or more*                               0.00%                    0.00%                up to 1.00%**
----------------------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP
TO 1.00%. CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES DEALER
CONCESSIONS.
----------------------------------------------------------------------------------------------------------------

FOR FIXED-INCOME FUNDS (EXCEPT THE U.S. GOVERNMENT MONEY FUND):

----------------------------------------------------------------------------------------------------------------
                                              SALES CHARGE            SALES CHARGE AS           BROKER-DEALER
                                             DEDUCTED AS A %            A % OF YOUR           COMMISSIONS AS A %
YOUR INVESTMENT                              OFFERING PRICE           NET INVESTMENT          OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------
Less than $100,000                                4.75%                    4.99%                    4.00%
$100,000 - $249,999                               4.00%                    4.17%                    3.25%
$250,000 - $499,999                               3.00%                    3.09%                    2.25%
$500,000 - $999,999                               2.00%                    2.04%                    1.50%
$1 million or more*                               0.00%                    0.00%                up to 1.00%**
----------------------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP
TO 1.00%. CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES
DEALER CONCESSIONS.
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 A CLASS SHARES ~ C CLASS SHARES              |               OCTOBER 23, 2003
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                           ACCESSOR ALLOCATION FUNDS
                        PROSPECTUS DATED SEPTEMBER 29, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================



The tables in the section entitled "A Class Shares - General - Sales Charges Front-End Sales Charge" on pages 33 and 34 are restated in their entirety as follows:

FOR ALLOCATION FUNDS (EXCEPT INCOME ALLOCATION FUND)

------------------------------------------------------------------------------------------------
                              SALES CHARGE            SALES CHARGE AS           BROKER-DEALER
                             DEDUCTED AS A %           A % OF YOUR           COMMISSIONS AS A %
YOUR INVESTMENT              OFFERING PRICE           NET INVESTMENT          OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $50,000                 5.75%                    6.10%                    5.00%
$50,000 -$99,999                  4.75%                    4.99%                    4.00%
$100,000 - $249,999               4.00%                    4.17%                    3.25%
$250,000 -  $499,999              3.00%                    3.09%                    2.25%
$500,000 - $999,999               2.00%                    2.04%                    1.50%
$1 million or more*               0.00%                    0.00%                up to 1.00%**
------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP TO 1.00%.
CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES DEALER CONCESSIONS.

FOR INCOME ALLOCATION FUND:

------------------------------------------------------------------------------------------------
                              SALES CHARGE            SALES CHARGE AS           BROKER-DEALER
                             DEDUCTED AS A %           A % OF YOUR           COMMISSIONS AS A %
YOUR INVESTMENT              OFFERING PRICE           NET INVESTMENT          OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $100,000                4.75%                    4.99%                    4.00%
$100,000 -  $249,999              4.00%                    4.17%                    3.25%
$250,000 -  $499,999              3.00%                    3.09%                    2.25%
$500,000 - $999,999               2.00%                    2.04%                    1.50%
$1 million or more*               0.00%                    0.00%                up to 1.00%*
------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL  INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP TO 1.00%.
CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES DEALER CONCESSIONS.

================================================================================
--------------------------------------------------------------------------------

Effective October 20, 2003, the Board of Directors has determined that it will be in the best interest of shareholders and the Allocation Funds to change the payment of dividends in the Income & Growth Allocation Fund and Balanced Allocation Fund from quarterly to monthly. The section entitled "Dividends" in Dividends and Distributions on page 43 is restated in its entirety as follows:

================================================================================
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

o DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends monthly for the Income Allocation Fund, Income & Growth Allocation Fund and Balanced Allocation Fund and quarterly, in March, June, September and December for the Growth & Income Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund.

--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                        |               OCTOBER 23, 2003
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                           ACCESSOR ALLOCATION FUNDS
                        PROSPECTUS DATED APRIL 30, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================



Effective October 20, 2003, the Board of Directors has determined that it will be in the best interest of shareholders and the Allocation Funds to change the payment of dividends in the Income & Growth Allocation Fund and Balanced Allocation Fund from quarterly to monthly. The section entitled "Dividends" in Dividends and Distributions on page 35 is restated in its entirety as follows:

================================================================================
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

o DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends monthly for the Income Allocation Fund, Income & Growth Allocation Fund and Balanced Allocation Fund and quarterly, in March, June, September and December for the Growth & Income Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund.

--------------------------------------------------------------------------------
ADVISOR CLASS SHARES                          |               OCTOBER 23, 2003
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                           ACCESSOR ALLOCATION FUNDS
                        PROSPECTUS DATED APRIL 30, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================




Effective October 20, 2003, the Board of Directors has determined that it will be in the best interest of shareholders and the Allocation Funds to change the payment of dividends in the Income & Growth Allocation Fund and Balanced Allocation Fund from quarterly to monthly. The section entitled "Dividends" in Dividends and Distributions on page 35 is restated in its entirety as follows:

================================================================================
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

o DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends monthly for the Income Allocation Fund, Income & Growth Allocation Fund and Balanced Allocation Fund and quarterly, in March, June, September and December for the Growth & Income Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund.